Goodwill And Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill And Intangible Assets

The total purchase price associated with acquisitions is allocated to the fair value of assets acquired and liabilities assumed based on their fair values at the acquisition date, with excess amounts recorded as goodwill. The acquisition of Glasforms resulted in preliminary goodwill of $10.0 million in 2012. The acquisition of ColorMatrix resulted in goodwill of $224.6 million being recorded in 2011 of which $40.7 million was deductible for tax purposes. The acquisition of Uniplen resulted in $6.3 million of goodwill being recorded in 2011.
Goodwill as of December 31, 2012 and 2011, and changes in the carrying amount of goodwill by segment was as follows:

(In millions)	Global Specialty Engineered Materials	Global Color, Additives and Inks	Performance Products and Solutions	PolyOne Distribution	Total
Goodwill, gross at January 1, 2011	$94.8	$88.6	$182.4	$1.6	$367.4
Accumulated impairment losses	(12.2)	(16.1)	(175.0)	—	(203.3)
Goodwill, net at January 1, 2011	82.6	72.5	7.4	1.6	164.1
Acquisitions of businesses	6.3	224.6	—	—	230.9
Currency translation and other adjustments	0.3	0.2	—	—	0.5
Balance at December 31, 2011	89.2	297.3	7.4	1.6	395.5
Acquisitions of businesses	10.0	0.6	—	—	10.6
Currency translation and other adjustments	(0.6)	—	—	—	(0.6)
Balance at December 31, 2012	$98.6	$297.9	$7.4	$1.6	$405.5

At December 31, 2012, PolyOne had $112.2 million of indefinite-lived other intangible assets that are not subject to amortization, consisting of a trade name of $33.2 million acquired as part of the 2008 acquisition of GLS Corporation (GLS), trade names of $63.1 million acquired as part of the acquisition of ColorMatrix and $15.9 million of in-process research and development (R&D) acquired as part of the ColorMatrix acquisition. Acquired IPR&D is accounted for as an indefinite-lived intangible asset until the project is complete. Upon completion, projects are reclassified to technology and amortized over their useful lives. IPR&D consists of two projects that we expect to complete during 2013.
Indefinite and finite-lived intangible assets consisted of the following:

	As of December 31, 2012
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$173.1	$(25.7)	$0.5	$147.9
Sales contracts	11.4	(10.8)	—	0.6
Patents, technology and other	89.3	(10.1)	0.1	79.3
Indefinite-lived trade names	96.3	—	—	96.3
In-process research and development	15.9	—	—	15.9
Total	$386.0	$(46.6)	$0.6	$340.0

	As of December 31, 2011
(In millions)	Acquisition Cost	Accumulated Amortization	Currency Translation	Net
Customer relationships	$168.9	$(17.7)	$0.7	$151.9
Sales contracts	11.4	(10.8)	—	0.6
Patents, technology and other	82.0	(4.9)	0.1	77.2
Indefinite-lived trade names	96.3	—	—	96.3
In-process research and development	15.9	—	—	15.9
Total	$374.5	$(33.4)	$0.8	$341.9

Amortization of other finite-lived intangible assets for the years ended December 31, 2012, 2011 and 2010 was $13.2 million, $3.8 million and $3.7 million, respectively.
As of December 31, 2012, we expect amortization expense on finite-lived intangibles for the next five years as follows:

	2013	2014	2015	2016	2017
Expected amortization	$13.9	$13.8	$13.6	$13.6	$13.6